Property and equipment (Tables)	9 Months Ended
Sep. 30, 2020
Property and Equipment
Schedule of movements in the carrying amount of property and equipment

			Transportation
			equipment,
			office
		Technical	equipment	Right of use
		equipment and	and other	assets - Office
In thousands of EUR	Buildings	machinery	equipment	and Warehouse	Total
Cost
Balance as of December 31, 2019	2,626	2,412	11,949	14,060	31,047
Additions	241	195	912	4,081	5,429
Disposals	(15)	(17)	(74)	—	(106)
Reclassification	72	(95)	23	—	—
Effect of translation	(204)	(136)	(788)	(1,132)	(2,260)
Balance as of September 30, 2020	2,720	2,359	12,022	17,009	34,110
Accumulated depreciation
Balance as of December 31, 2019	(1,329)	(1,108)	(6,887)	(4,289)	(13,613)
Depreciation charge	(482)	(376)	(1,849)	(3,399)	(6,106)
Accumulated depreciation on disposals	15	17	74	—	106
Effect of translation	105	85	507	315	1,012
Balance as of September 30, 2020	(1,691)	(1,382)	(8,155)	(7,373)	(18,601)
Carrying amount as of December 31, 2019	1,297	1,304	5,062	9,771	17,434
Carrying amount as of September 30, 2020	1,029	977	3,867	9,636	15,509